Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Earnings Per Share

	Consolidated
(All in US$)	2023	2022

Earnings per share for loss from continuing operations
Loss after income tax attributable to the owners of NOVONIX Limited	(28,098,747)	(31,047,824)

	Shares	Shares
Weighted average number of shares used in calculating basic and diluted earnings per share	486,844,497	486,616,365
	US$	US$
Basic earnings per share	(0.06)	(0.06)
Diluted earnings per share	(0.06)	(0.06)